RESTATEMENT AND RECLASSIFICATIONS - Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 8,693	$ 12,794
Restricted cash	1,470	650
Accounts receivable, net		(18,738)
Inventories	54,384	21,611
Prepaid expenses	6,273	4,965
Other current assets	679	279
Total current assets	91,043	59,037
Property and equipment, net	8,328	1,198
Intangible assets, net	639,165	79,574
Goodwill	334,620	44,489	$ 44,489
Other non-current assets	535	288
TOTAL ASSETS	1,090,075	184,586
CURRENT LIABILITIES:
Accounts payable		12,680
Current portion of long-term debt	20,095	15,442
Other current liabilities	26,123	12,683
Total current liabilities	72,505	40,805
Long-term debt, net	159,229	103,423
Deferred income tax liabilities	22,250	548
Other non-current liabilities	0	571
TOTAL LIABILITIES	290,177	145,347
SHAREHOLDERS' EQUITY:
Predecessor common shares, 25,000,000 shares authorized; $0.50 par value, 8,000,002 shares issued and outstanding as of December 31, 2021		4,000
Additional paid-in capital	796,038	100,113
Accumulated deficit	(156,780)	(64,849)
Accumulated other comprehensive loss	(29)	(25)
TOTAL SHAREHOLDERS' EQUITY	799,898	39,239
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,090,075	184,586
As Reported
CURRENT ASSETS:
Cash and cash equivalents		12,794
Restricted cash		650
Accounts receivable, net		(63,367)
Inventories		19,339
Prepaid expenses		7,944
Other current assets		335
Total current assets		104,429
Property and equipment, net		3,584
Intangible assets, net		79,574
Goodwill		44,489
Other non-current assets		1,497
TOTAL ASSETS		233,573
CURRENT LIABILITIES:
Accounts payable		11,375
Current portion of long-term debt		15,382
Other current liabilities		12,983
Total current liabilities		39,740
Long-term debt, net		103,423
Deferred income tax liabilities		548
Other non-current liabilities		572
TOTAL LIABILITIES		144,283
SHAREHOLDERS' EQUITY:
Predecessor common shares, 25,000,000 shares authorized; $0.50 par value, 8,000,002 shares issued and outstanding as of December 31, 2021		4,000
Additional paid-in capital		100,113
Accumulated deficit		(14,798)
Accumulated other comprehensive loss		(25)
TOTAL SHAREHOLDERS' EQUITY		89,290
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		233,573
Restatement Adjustments
CURRENT ASSETS:
Cash and cash equivalents		0
Restricted cash		0
Accounts receivable, net		44,629
Inventories		2,272
Prepaid expenses		(2,979)
Other current assets		(56)
Total current assets		(45,392)
Property and equipment, net		(2,386)
Intangible assets, net		0
Goodwill		0
Other non-current assets		(1,209)
TOTAL ASSETS		(48,987)
CURRENT LIABILITIES:
Accounts payable		1,305
Current portion of long-term debt		60
Other current liabilities		(300)
Total current liabilities		1,065
Long-term debt, net		0
Deferred income tax liabilities		0
Other non-current liabilities		(1)
TOTAL LIABILITIES		1,064
SHAREHOLDERS' EQUITY:
Predecessor common shares, 25,000,000 shares authorized; $0.50 par value, 8,000,002 shares issued and outstanding as of December 31, 2021		0
Additional paid-in capital		0
Accumulated deficit		(50,051)
Accumulated other comprehensive loss		0
TOTAL SHAREHOLDERS' EQUITY		(50,051)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ (48,987)